Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 25,128,000	$ 10,582,000
Marketable securities	31,580,000	7,969,000
Prepaid expenses and other current assets	6,682,000	282,000
Total current assets	63,390,000	18,833,000
Property and equipment, net	167,000	31,000
Other assets	80,000	105,000
Total assets	63,637,000	18,969,000
Current liabilities:
Accounts payable	313,000	614,000
Accrued expenses	3,590,000	2,771,000
Current portion of note payable, net of discount	2,880,000
Total current liabilities	6,783,000	3,385,000
Note payable, net of current portion and discount	8,886,000
Warrant liability	450,000
Other liabilities	10,470,000
Commitments and contingencies (Note 10)
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 645,399 and 322,807 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively
Additional paid-in-capital	2,744,000	3,000
Accumulated other comprehensive loss	5,000	(3,000)
Accumulated deficit	(122,359,000)	(128,252,000)
Total stockholders' deficit	(119,610,000)	(128,252,000)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	63,637,000	18,969,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	65,675,000
Stockholders' deficit:
Total stockholders' deficit	65,675,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	79,979,000
Stockholders' deficit:
Total stockholders' deficit	79,979,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	10,208,000
Stockholders' deficit:
Total stockholders' deficit	10,208,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock
Stockholders' deficit:
Total stockholders' deficit
Series A Junior Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		93,000
Stockholders' deficit:
Total stockholders' deficit		93,000
Series B Redeemable Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		38,309,000
Stockholders' deficit:
Total stockholders' deficit		38,309,000
Series C Redeemable Convertible Preferred Stock
Current liabilities:
Convertible Preferred Stock		105,434,000
Stockholders' deficit:
Total stockholders' deficit		$ 105,434,000